TRADE RECEIVABLES - Schedule of Expected Credit Losses Based on Past Due Days (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables of energy used battery swapping services
Disclosure of provision matrix [line items]
Financial assets	$ 14,170	$ 13,280
Trade receivables of energy used battery swapping services | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	15,272	14,748
Trade receivables of energy used battery swapping services | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (1,102)	$ (1,468)
Trade receivables of energy used battery swapping services | Not Overdue
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 14,000	$ 13,135
Trade receivables of energy used battery swapping services | Not Overdue | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	14,000	13,135
Trade receivables of energy used battery swapping services | Not Overdue | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade receivables of energy used battery swapping services | Overdue under 30 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 102	$ 90
Trade receivables of energy used battery swapping services | Overdue under 30 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	102	90
Trade receivables of energy used battery swapping services | Overdue under 30 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade receivables of energy used battery swapping services | Overdue 31-120 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 68	$ 55
Trade receivables of energy used battery swapping services | Overdue 31-120 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	136	110
Trade receivables of energy used battery swapping services | Overdue 31-120 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (68)	$ (55)
Trade receivables of energy used battery swapping services | Over 121 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade receivables of energy used battery swapping services | Over 121 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	1,034	1,413
Trade receivables of energy used battery swapping services | Over 121 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	(1,034)	(1,413)
Trade receivables of energy other than used battery swapping services
Disclosure of provision matrix [line items]
Financial assets	4,518	3,697
Trade receivables of energy other than used battery swapping services | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	4,816	3,941
Trade receivables of energy other than used battery swapping services | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (298)	$ (244)
Trade receivables of energy other than used battery swapping services | 0-90 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 4,304	$ 3,527
Trade receivables of energy other than used battery swapping services | 0-90 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	4,304	3,527
Trade receivables of energy other than used battery swapping services | 0-90 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade receivables of energy other than used battery swapping services | 91-180 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%
Financial assets	$ 186	$ 160
Trade receivables of energy other than used battery swapping services | 91-180 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	266	227
Trade receivables of energy other than used battery swapping services | 91-180 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (80)	$ (67)
Trade receivables of energy other than used battery swapping services | 181-365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 28	$ 10
Trade receivables of energy other than used battery swapping services | 181-365 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	56	19
Trade receivables of energy other than used battery swapping services | 181-365 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (28)	$ (9)
Trade receivables of energy other than used battery swapping services | Over 365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade receivables of energy other than used battery swapping services | Over 365 Days | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	190	168
Trade receivables of energy other than used battery swapping services | Over 365 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (190)	$ (168)